Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 8,784,008,000	$ 2,668,210,000	$ 99,245,000	$ 4,796,570,000	$ 195,837,000	$ 85,670,000	$ 16,629,540,000
Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]
Total	23,833,000	328,357,000	642,000	1,513,749,000	66,440,000	7,752,000	1,940,773,000
Neuquén/Oil/Natural Gas/Well [Member]
Total	85,314,000	129,878,000	236,000		16,737,000		232,165,000
Entity-level payments, Argentina [Member]
Total	2,159,000						2,159,000
Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]
Total	154,729,000		22,474,000			631,000	177,834,000
Entity-level payments, Australia [Member]
Total	3,798,196,000					378,000	3,798,574,000
Sylhet/Natural Gas/Well [Member]
Total	69,605,000		726,000	813,550,000		200,000	884,080,000
Alberta/Oil/Natural Gas/Well [Member]
Total	2,305,000	10,111,000	3,080,000				15,496,000
British Columbia/Natural Gas/Well [Member]
Total	166,000		120,000				286,000
Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]
Total		188,244,000	3,998,000				192,242,000
Entity-level payments, Canada [Member]
Total	806,187,000		2,367,000				808,554,000
Chongqing Shi/Natural Gas/Well [Member]
Total	5,728,000						5,728,000
Sichuan Sheng/Natural Gas/Well [Member]
Total	8,907,000						8,907,000
Offshore-Bohai Bay/Tianjin Shi/Oil/Well [Member]
Total			11,752,000				11,752,000
Offshore-South China Sea/Guangdong Sheng/Oil/Well [Member]
Total			2,010,000				2,010,000
Entity-level payments, China [Member]
Total	40,294,000						40,294,000
Offshore-South Atlantic Ocean/Pointe-Noire/Oil/Natural Gas/Well [Member]
Total	10,890,000		209,000	2,511,000			13,609,000
Entity-level payments, Republic of the Congo [Member]
Total	2,830,000						2,830,000
Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]
Total		213,187,000	699,000	610,398,000		963,000	825,247,000
Entity-level payments, Equatorial Guinea [Member]
Total	319,762,000						319,762,000
Sumatera/Oil/Natural Gas/Well [Member]
Total				14,624,000			14,624,000
Offshore-Makassar Strait/Kalimantan Timur/Oil/Natural Gas/Well [Member]
Total				14,976,000			14,976,000
Entity-level payments, Indonesia [Member]
Total	6,336,000		196,000				6,532,000
Offshore-Mediterranean Sea/H̱efa/Oil/Natural Gas/Well [Member]
Total	299,013,000	154,164,000					453,177,000
Batys Qazaqstan oblysy/Oil/Natural Gas/Well [Member]
Total	152,685,000						152,685,000
Al Aḩmadī/Oil/Well [Member]
Total	715,622,000	407,077,000				5,000,000	1,127,699,000
Offshore-Andaman Sea/Yangon/Natural Gas/Well [Member]
Total	28,134,000						28,134,000
Bayelsa/Natural Gas/Well [Member]
Total		4,583,000	375,000				4,958,000
Delta/Natural Gas/Well [Member]
Total			410,000				410,000
Delta/Oil/Natural Gas/Well [Member]
Total		232,493,000	981,000				233,474,000
Offshore-Gulf of Guinea/Bayelsa/Oil/Well [Member]
Total	65,000,000	202,505,000	3,499,000				271,003,000
Offshore-Gulf of Guinea/Delta/Natural Gas/Well [Member]
Total		5,773,000	2,139,000				7,912,000
Offshore-Gulf of Guinea/Delta/Oil/Natural Gas/Well [Member]
Total				1,670,463,000			1,670,463,000
Offshore-Gulf of Guinea/Delta/Oil/Well [Member]
Total			10,302,000	$ 156,301,000			166,602,000
Offshore-Gulf of Guinea/Ondo/Oil/Well [Member]
Total			9,133,000				9,133,000
Entity-level payments, Nigeria [Member]
Total	727,289,000					$ 70,746,000	798,034,000
Delta/Oil/Well [Member]
Total			6,486,000				6,486,000
Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]
Total	94,223,000	106,449,000					200,673,000
Offshore-North Sea/Shetland Islands/Oil/Natural Gas/Well [Member]
Total	194,840,000						194,840,000
Entity-level payments, United Kingdom [Member]
Total	(3,760,000)						(3,760,000)
California/Oil/Well [Member]
Total		14,019,000					14,019,000
Colorado/Oil/Natural Gas/Well [Member]
Total		4,319,000					4,319,000
New Mexico/Oil/Natural Gas/Well [Member]
Total		229,446,000	1,740,000				231,186,000
Texas/Oil/Natural Gas/Well [Member]
Total		235,000					235,000
Wyoming/Oil/Natural Gas/Well [Member]
Total		503,000					503,000
Offshore-Gulf of Mexico/Louisiana/Oil/Natural Gas/Well [Member]
Total		386,547,000	1,076,000				387,623,000
Offshore-Gulf of Mexico/Texas/Oil/Natural Gas/Well [Member]
Total		$ 50,320,000					50,320,000
Entity-level payments, United States [Member]
Total	$ 1,173,720,000		$ 14,596,000		$ 112,660,000		$ 1,300,976,000